UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     November 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     758225

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Alliancebernstein Holding LP   UNIT LTD PARTN   01818G106     1635    23700 SH        SOLE                   23700
Altria Group Inc               COM              02209S103    14650   191362 SH        SOLE                  191362
America Movil SA DE CV         SPON ADR L SHS   02364W105    36860   936220 SH        SOLE                  936220
American Express Co.           COM              025816109     1065    18940 SH        SOLE                   18940
American Intl Group Inc.       COM              026874107    37470   565481 SH        SOLE                  565481
Bank of America Corp	       COM              060505104     8375   156302 SH	      SOLE	            156302
Banco Bradesco SA              SP ADR PFD NEW   059460303    10560   316500 SH        SOLE                  316500
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201    28565   952180 SH        SOLE                  952180
Berkshire Hathaway Inc. Del    CL A             084670108    43590      455 SH        SOLE                     455
Berkshire Hathaway Inc. Del    CL B             084670207    19165     6038 SH        SOLE                    6038
Block H&R Inc		       COM		093671105    10025   461182 SH        SOLE		    461182
Cadbury Schweppes PLC          SPON ADR         127209302    19785   462571 SH        SOLE                  462571
Cemex Sab SA DE CV             SPON ADR 5 ORD   151290889     6510   216514 SH        SOLE                  216514
Cincinnati Finl Corp.          COM              172062101     6320   131378 SH        SOLE                  131378
Coca Cola Co.                  COM              191216100    14620   327235 SH        SOLE                  327235
Coca Cola Femsa SA DE CV       SPON ADR REP L   191241108    15725   502900 SH        SOLE                  502900
Corus Bankshares Inc           COM       	220873103     1045    46710 SH	      SOLE		     46710
Costco Whsl Corp New	       COM		22160K105     1030    20690 SH        SOLE                   20690
Diageo PLC                     Spon ADR New     25243Q205    13190   185664 SH        SOLE                  185664
Entercom Communications        CL. A            293639100     9240   366599 SH        SOLE                  366599
Federal Home Loan Mortgage     COM              313400301    49675   748902 SH        SOLE                  748902
Federal National Mortgage Ass. COM              313586109    21180   378797 SH        SOLE                  378797
Fifth Third Bancorp            COM              316773100    17605   462315 SH        SOLE                  462315
Fomento Economico Mexicano S   SPON ADR UNITS   344419106    19865   204900 SH        SOLE                  204900
Gannett Inc                    COM              364730101    14620   257225 SH        SOLE                  257225
General Electric Co	       COM		369604103     1935    54810 SH        SOLE                   54810
General Mills Inc.             COM              370334104    12550   221742 SH        SOLE                  221742
Golden West Finl Corp. Del     COM              381317106    14440   186887 SH        SOLE                  186887
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    57910   948505 SH        SOLE                  948505
Health Management Associates   COM              421933102      515    24551 SH        SOLE                   24551
HSBC Hldgs PLC                 SPON ADR NEW     404280406      315     3430 SH        SOLE                    3430
ICICI Bank Ltd                 ADR              45104G104    26175   852300 SH        SOLE                  852300
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      310     4560 SH        SOLE                    4560
Johnson & Johnson              COM              478160104    20305   312643 SH        SOLE                  312643
Kookmin Bank New               SPONSORED ADR    50049M109     5430    69591 SH        SOLE                   69591
Legg Mason Inc		       COM		524901105     1050    10420 SH        SOLE                   10420
Liz Claiborne Inc              COM              539320101    11365   287617 SH        SOLE                  287617
Markel Corp                    COM              570535104      750     1818 SH        SOLE                    1818
Millea Holdings Inc            ADR              60032R106      850     9370 SH        SOLE                    9370
Mobile Telesystems OJSC        SPONSORED ADR    607409109      755    20000 SH        SOLE                   20000
Mohawk Industries Inc.         COM              608190104    11580   155559 SH        SOLE                  155559
News Corp Ltd                  CL. B            65248E203     5520   267270 SH        SOLE                  267270
News Corp Ltd                  CL. A            65248E104      600    30440 SH        SOLE                   30440
Novartis AG                    SPONSORED ADR    66987V109    25050   428581 SH        SOLE                  428581
Petroleo Brasileiro SA Petro   SPONSORED ADR    71654V101     7025    83806 SH        SOLE                   83806
Pfizer Inc                     COM              717081103     2810    99107 SH        SOLE                   99107
Posco			       SPONSORED ADR    693483109     2200    33900 SH        SOLE                   33900
Procter & Gamble Co            COM              742718109    14255   229972 SH        SOLE                  229972
Progressive Corp Ohio	       COM		743315103      860    35020 SH        SOLE                   35020
Reynolds American Inc          COM              761713106     2280    36800 SH        SOLE                   36800
Saga Communications            CL. A            786598102     7320   945360 SH        SOLE                  945360
Signet Group PLC               SP ADR REP 30S   82668L872     8000   384973 SH        SOLE                  384973
SPDR TR                        UNIT SER 1       78462F103      110      835 SH        SOLE                     835
Taiwan Semiconductor MFG LTD   SPONSORED ADR    874039100    19390  2020068 SH        SOLE                 2020068
Tesco Corp                     COM              88157K101      720    35534 SH        SOLE                   35534
Tiffany & Co New               COM              886547108    15180   457214 SH        SOLE                  457214
TJX Companies Inc.             COM              872539101    13930   496852 SH        SOLE                  496852
Total SA		       SPONSORED ADR    89151E109     1315    19914 SH        SOLE                   19914
Toyota Motor Corp              SP ADR REP 2 COM 891331307     1150    10575 SH        SOLE                   10575
UBS AG                         SHS NEW          H8920M955      350     5840 SH        SOLE                    5840
Wal Mart Stores Inc            COM              931142103    19220   389752 SH        SOLE                  389752
Walgreen Co                    COM              931422109     1075    24235 SH        SOLE                   24235
Wells Fargo & Co. Del.         COM              949740104    21980   607533 SH        SOLE                  607533